Leases - Future Minimum Lease Commitments Under Non-Cancelable Operating Leases Prior to Adoption of ASC 842 (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 523
2020	394
2021	277
2022	162
2023	166
2024 and beyond	882
Total future minimum lease payments	$ 2,404